Debt and Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Schedule of Debt

Debt	$ million
	Dec 31, 2017			Dec 31, 2016
	Debt (excluding finance lease liabilities)	Finance lease liabilities	Total	Debt (excluding finance lease liabilities)	Finance lease liabilities	Total
Short-term debt	1,211	—	1,211	1,787	—	1,787
Long-term debt due within 1 year	9,500	1,084	10,584	6,574	1,123	7,697
Current debt	10,711	1,084	11,795	8,361	1,123	9,484
Non-current debt	59,430	14,440	73,870	69,256	13,736	82,992
Total	70,141	15,524	85,665	77,617	14,859	92,476

Schedule of Net Debt

Net debt	$ million
	Current debt	Non-current debt	Cash and cash equivalents (see Note 13)	Net debt
At January 1, 2017	(9,484)	(82,992)	19,130	(73,346)
Cash flow	11,942	(113)	535	12,364
Finance lease additions	(56)	(1,772)	—	(1,828)
Other movements	(13,717)	13,749	—	32
Currency translation differences and foreign exchange gains/(losses)	(480)	(2,742)	647	(2,575)
At December 31, 2017	(11,795)	(73,870)	20,312	(65,353)
At January 1, 2016	(5,530)	(52,849)	31,752	(26,627)
Additions on acquisition of BG	(1,544)	(19,690)	6,803	(14,431)
Cash flow	5,092	(16,166)	(17,922)	(28,996)
Finance lease additions	(147)	(2,581)	—	(2,728)
Other movements	(7,438)	6,687	—	(751)
Currency translation differences and foreign exchange gains/(losses)	83	1,607	(1,503)	187
At December 31, 2016	(9,484)	(82,992)	19,130	(73,346)

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Schedule of Gearing

Gearing	$ million, except where indicated
	Dec 31, 2017	Dec 31, 2016
Net debt	65,353	73,346
Total equity	197,812	188,511
Total capital	263,165	261,857
Gearing	24.8%	28.0%

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Schedule of Borrowing Facilities and Amounts Undrawn

Borrowing facilities and amounts undrawn	$ million
	Facility		Amount undrawn
	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
CP programmes	20,000	20,000	19,659	18,982
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facility	8,500	7,480	8,500	7,480

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities

The following tables compare contractual cash flows for debt excluding finance lease liabilities at December 31, with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2017	$ million
	Contractual payments
		Between	Between	Between	Between			Difference
	Less than	1 and 2	2 and 3	3 and 4	4 and 5	5 years		from carrying	Carrying
	1 year	years	years	years	years	and later	Total	amount	amount
Commercial paper	341	—	—	—	—	—	341	5	346
Bonds	8,989	8,306	5,900	5,047	4,620	35,037	67,899	131	68,030
Bank and other borrowings	1,321	43	127	56	180	36	1,763	2	1,765
Total (excluding interest)	10,651	8,349	6,027	5,103	4,800	35,073	70,003	138	70,141
Interest	1,957	1,688	1,457	1,328	1,221	15,293	22,944

2016	$ million
	Contractual payments
		Between	Between	Between	Between			Difference
	Less than	1 and 2	2 and 3	3 and 4	4 and 5	5 years		from carrying	Carrying
	1 year	years	years	years	years	and later	Total	amount	amount
Commercial paper	1,018	—	—	—	—	—	1,018	(6)	1,012
Bonds	5,943	8,483	7,964	5,900	4,902	39,566	72,758	321	73,079
Bank and other borrowings	1,363	595	358	302	213	572	3,403	123	3,526
Total (excluding interest)	8,324	9,078	8,322	6,202	5,115	40,138	77,179	438	77,617
Interest	2,236	2,051	1,790	1,557	1,423	23,230	32,287

FINANCIAL STATEMENTS AND SUPPLEMENTS SHELL ANNUAL REPORT AND FORM 20-F 2017	1

Schedule of Future Minimum Lease Payments for Finance and Operating Leases

The future minimum lease payments for finance and operating leases and the present value of future minimum finance lease payments at December 31, by payment date are as follows:

2017	$ million
	Finance leases			Operating leases
	Future minimum lease payments	Interest	Present value of future minimum lease payments	Future minimum lease payments [A]
Less than 1 year	2,274	1,190	1,084	4,793
Between 1 and 5 years	8,246	3,887	4,359	12,961
5 years and later	15,043	4,962	10,081	5,715
Total	25,563	10,039	15,524	23,469

[A] Including $5,660 million in respect of drilling and ancillary equipment (see Note 8).

2016	$ million
	Finance leases			Operating leases
	Future minimum lease payments	Interest	Present value of future minimum lease payments	Future minimum lease payments [A]
Less than 1 year	2,193	1,070	1,123	4,805
Between 1 and 5 years	7,727	3,265	4,462	13,979
5 years and later	14,305	5,031	9,274	7,214
Total	24,225	9,366	14,859	25,998

[A] Including $6,926 million in respect of drilling and ancillary equipment (see Note 8).